Note 7 - Vessels and Advances, Net (Details Textual)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Gain (Loss) on Sale Vessels	$ 118,046,000	$ 21,250,000
Number of Vessels Provided as Collaterals to Secure Loans	96
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 2,698,972
Number of vessels acquired under SPA	4
Number of Unencumbered Vessels	4
York [Member]
Number of Vessels Acquired	1
Aquaenna (tbr. Enna) [Member]
Dead Weight Tonnage of Vessels	175,975
Aquarange (tbr. Dorado) [Member]
Dead Weight Tonnage of Vessels	179,842
Sealand Washington, Maersk Kalamata, Miner, Taibo and Comity [Member]
Gain (Loss) on Sale Vessels	$ 88,467
Dyros [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		4,578
Oracle, Libra and Norma [Member]
Dead Weight Tonnage of Vessels		172,717
MSC Athens and MSC Athos [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		8,827
Leonidio and Kyparissia [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		4,957
Triton [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		14,424
Thunder and Messini [Member]
Gain (Loss) on Sale Vessels		$ 21,250
Five Newbuild Vessels Expected to be Delivered Between the Second Quarter of 2020 and the Second Quarter of 2021 [Member]
Number of Vessels Ordered	5